Stock-Based Compensation - Summary of Stock Plan Activity (Parenthetical) (Details) - Two Thousand And Eighteen Stock Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation [Line Items]
Share based compensation by share based arrangement options vested and excercisable	1,197	781
Share based compensation by share based arrangement options vested and excercisable weighted average exercise price	$ 2.3	$ 2.3
Share based compensation by share based arrangement options vested and expected to vest outstanding	1,058	786
Share based compensation by share based arrangement options vested and expected to vest outstanding weighted average exercise price	$ 2.49	$ 2.3
Share based compensation by share based arrangement options vested and excercisable weighted average contractual term	8 years 7 months 24 days	9 years 7 months 20 days
Share based compensation by share based arrangement options granted weighted average fair value per share	$ 2.17	$ 1.20